UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

 (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Florida Insured Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal Amount (000’s omitted)	Security	Value

Hospital — 0.6%
$250	Highland County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	$258,862
		$258,862

Housing — 2.6%
250	Escambia County, HFA, SFMR, (GNMA), (AMT), 7.00%, 4/1/28	256,632
95	Manatee County, HFA, SFMR, (GNMA), (AMT), 6.875%, 11/1/26	95,142
500	Pinellas County, HFA, SFMR, (GNMA), (AMT), 5.80%, 3/1/29	517,185
255	Pinellas County, HFA, SFMR, (GNMA), (AMT), 6.70%, 2/1/28	260,755
		$1,129,714

Insured-Education — 3.5%
1,500	Florida State University, System Improvement Revenue, (AMBAC), 4.50%, 7/1/23	1,508,400
		$1,508,400

Insured-Electric Utilities — 4.0%
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7/1/29 (1) (2)	673,362
750	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	778,545
200	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 7/1/16 (2) (3)	309,404
		$1,761,311

Insured-Escrowed/Prerefunded — 5.8%
1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	603,687
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,100,210

1

$250	Lakeland, Energy System, (MBIA), Prerefunded to 10/1/10, 5.50%, 10/1/40	$285,205
465	Polk County, Transportation Improvements, (FSA), Prerefunded to 12/1/10, 5.25%, 12/1/22	528,672
		$2,517,774

Insured-General Obligations — 4.5%
500	Florida Board of Education Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32	513,005
1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32 (4)	1,026,010
330	Puerto Rico, (FSA), Variable Rate, 7/1/27 (2) (3)	430,396
		$1,969,411

Insured-Hospital — 13.3%
1,020	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	1,050,406
200	Dade, Public Facilities Board, (Jackson Memorial Hospital), (MBIA), 4.875%, 6/1/15	201,310
1,000	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	1,081,870
350	Miami Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	364,108
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,122,390
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,988,540
		$5,808,624

Insured-Housing — 4.7%
500	Florida HFA, (Maitland Club Apartments), (AMBAC), (AMT), 6.875%, 8/1/26	512,010
1,000	Florida HFA, (Mariner Club Apartments), (AMBAC), (AMT), 6.375%, 9/1/36	1,039,180
500	Florida HFA, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	519,495
		$2,070,685

Insured-Lease Revenue / Certificates of Participation — 1.9%
500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	516,530

2

$250	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/26 (1) (2)	$301,848
		$818,378

Insured-Miscellaneous — 4.2%
500	St. John’s County, IDA, (Professional Golf), (MBIA), 5.00%, 9/1/23	524,920
1,250	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	1,286,400
		$1,811,320

Insured-Solid Waste — 1.2%
500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	535,390
		$535,390

Insured-Special Tax Revenue — 18.4%
345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	373,880
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	855,773
415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 10/1/35 (2) (3)	431,127
1,580	Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30	1,615,645
500	Jacksonville, Capital Improvement Revenue, (Stadium), (AMBAC), 4.75%, 10/1/25	506,805
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	504,190
500	Miami-Dade County, Special Obligations, (MBIA), 5.00%, 10/1/37	507,325
300	Orange County, Tourist Development Tax, (AMBAC), Variable Rate, 10/1/30 (2) (3)	333,114
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	218,137
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	765,083
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	897,273
1,000	Volusia County, Tourist Development Tax, (FSA), 5.00%, 12/1/34	1,033,180
		$8,041,532

3

Insured-Transportation — 12.6%
$500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$514,200
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	537,135
400	Greater Orlando, Aviation Authority, (FGIC), Variable Rate, 10/1/18 (2) (3)	466,612
700	Puerto Rico Highway and Transportation Authority, (CIFG), 5.00%, 7/1/28	730,737
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	507,775
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	784,133
150	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	165,881
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	513,060
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,282,200
		$5,501,733

Insured-Water and Sewer — 20.8%
600	Cocoa, Water and Sewer, (FGIC), 4.50%, 10/1/22	606,978
735	Enterprise Community Development District, Water and Sewer, (MBIA), 6.125%, 5/1/24	744,967
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	256,085
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,049,270
1,000	Lee County, IDA, (Bonita Springs Utilities), (MBIA), (AMT), 6.05%, 11/1/20	1,073,690
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,052,520
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	519,230
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,025,030
1,000	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	1,034,580
1,000	Sunrise Utility Systems, (AMBAC), 5.00%, 10/1/28	1,048,950
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	295,078
375	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 10/1/27 (1) (2)	380,284
		$9,086,662

4

Total Tax-Exempt Investments — 98.1% (identified cost $39,938,359)	$42,819,796

Other Assets, Less Liabilities — 1.9%	$836,142
Net Assets— 100.0%	$43,655,938

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	-	CDC IXIS Financial Guaranty North America, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 96.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 43.8% of total investments.

(1)                                  Security has been issued as an inverse floater bond.

(2)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the aggregate value of the securities is $3,326,147 or 7.6% of the Fund’s net assets.

(3)                                  Security has been issued as a leveraged inverse floater bond.

(4)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

At October 31, 2004, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	94 U.S Treasury Bond	Short	$(10,396,147)	$(10,701,312)	$(305,165)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,886,833
Gross unrealized appreciation	$2,938,252
Gross unrealized depreciation	(5,289)
Net unrealized appreciation	$2,932,963

6

Hawaii Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Principal Amount (000’s omitted)	Security	Value

Electric Utilities — 4.8%
$1,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$920,580
		$920,580

Escrowed / Prerefunded — 3.5%
620	Hawaii Department of Budget and Finance, (Queens Health System), Prerefunded to 7/1/06, 5.75%, 7/1/26	670,505
		$670,505

General Obligations — 9.5%
750	Honolulu, 4.75%, 9/1/17	820,627
575	Maui County, 5.00%, 3/1/21	604,417
200	Maui County, 5.50%, 3/1/19	223,396
285	Puerto Rico, 0.00%, 7/1/15	185,783
		$1,834,223

Hospital — 2.9%
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	307,116
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	150,858
100	Hawaii Pacific Health, 5.60%, 7/1/33	102,007
		$559,981

Housing — 6.8%
240	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	266,988
1,000	Hawaii Housing Finance and Development, Single Family, 5.90%, 7/1/27	1,023,350
20	Hawaii Housing Finance and Development, Single Family, (AMT), 6.00%, 7/1/26	20,339
		$1,310,677

1

Industrial Development Revenue — 1.6%
$375	Hawaii Department of Transportation Special Facilities, (Continental Airlines), 7.00%, 6/1/20	$314,122
		$314,122

Insured-Education — 8.2%
500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	521,645
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	260,112
250	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/16	277,655
100	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/17	111,062
400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	410,336
		$1,580,810

Insured-Electric Utilities — 4.1%
250	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	276,167
500	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (MBIA), (AMT), 6.60%, 1/1/25	508,810
		$784,977

Insured-Escrowed/Prerefunded — 3.5%
100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	118,547
375	Hawaii, (MBIA), Prerefunded to 10/1/10, 5.25%, 10/1/20	422,737
100	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7/1/32 (1) (2)	138,097
		$679,381

Insured-General Obligations — 17.8%
350	Hawaii County, (FGIC), 5.125%, 7/15/21	377,181
350	Hawaii County, (FGIC), 5.55%, 5/1/10	396,977
100	Hawaii County, (FSA), 5.00%, 7/15/22	106,192
375	Hawaii, (FSA), 5.125%, 2/1/22	398,093
375	Hawaii, (MBIA), 5.00%, 4/1/17	403,553
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,080,370
400	Kauai County, (MBIA), 5.00%, 8/1/24 (3)	416,120
200	Puerto Rico, (FSA), Variable Rate, 7/1/27 (1) (2)	260,846
		$3,439,332

2

Insured-Hospital — 0.5%
$100	Hawaii Department of Budget and Finance, (St. Francis Medical Center), (FSA), 6.50%, 7/1/22	$100,372
		$100,372

Insured-Special Tax Revenue — 3.0%
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (2) (4)	328,512
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	239,938
		$568,450

Insured-Transportation — 14.2%
500	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	524,755
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	262,335
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	928,863
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,015,550
		$2,731,503

Insured-Water and Sewer — 10.8%
1,000	Honolulu, City and County Board Water Supply Systems, (FSA), 5.25%, 7/1/31	1,055,960
1,000	Honolulu, City and County Wastewater Systems, (FGIC), 0.00%, 7/1/18	542,750
500	Honolulu, City and County Wastewater Systems, (FGIC), 4.50%, 7/1/28	488,925
		$2,087,635

Other Revenue — 4.7%
200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10/1/34 (1) (2)	257,586
600	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/40	656,250
		$913,836

Special Tax Revenue — 1.3%
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	256,788
		$256,788

3

Transportation — 1.5%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$292,208
		$292,208

Total Tax-Exempt Investments — 98.7% (identified cost $17,362,717)		$19,045,380

Other Assets, Less Liabilities — 1.3%		$260,549
Net Assets— 100.0%		$19,305,929

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 62.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.2% to 25.1% of total investments.

(1)                                  Security has been issued as a leveraged inverse floater bond.

(2)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the aggregate value of the securities is $1,224,979 or 6.3% of the Fund’s net assets.

(3)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)                                  Security has been issued as an inverse floater bond.

4

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	30 U.S. Treasury Bond	Short	$(3,309,717)	$(3,415,313)	$(105,596)

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$17,309,955
Gross unrealized appreciation	$1,792,167
Gross unrealized depreciation	(56,742)
Net unrealized appreciation	$1,735,425

5

High Yield Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.8%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 2.4%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,169,330
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,882,362
4,820	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,944,838
		$13,996,530

Education — 1.0%
3,000	California Educational Facilities Authority, Stanford University, Residual Certificates, Variable Rate, 12/1/32 (1)(2)	3,656,280
2,000	New Hampshire HEFA, (Colby-Sawyer College), 7.50%, 6/1/26	2,088,980
		$5,745,260

Electric Utilities — 5.8%
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,414,600
4,200	Clark County, NV, (Nevada Power), (AMT), 5.90%, 10/1/30	4,121,628
1,250	Connecticut Development Authority, (Connecticut Light and Power), Variable Rate, 9/1/22 (2)(3)	1,387,000
2,500	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 9/1/28 (2)(3)	2,774,000
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,445,800
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,988,314
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,516,200
5,880	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	6,111,143
5,500	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	5,777,035
		$33,535,720

Escrowed / Prerefunded — 5.0%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$11,599,250
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,038,735
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,487,955
1,585	Delaware County, PA, IDA, (Glen Riddle), Prerefunded to 9/1/05, (AMT), 8.625%, 9/1/25	1,648,273
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (4)	4,442,525
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,585,633
		$28,802,371

General Obligations — 6.9%
1,195	California, 5.00%, 2/1/32	1,219,892
4,655	California, 5.10%, 2/1/34	4,725,896
2,250	California, 5.25%, 2/1/30	2,338,493
2,000	California, 5.25%, 2/1/33	2,084,820
15,420	California, 5.25%, 4/1/34	16,146,436
5,940	Georgia, 2.00%, 12/1/23	4,078,166
3,000	New York, NY, Variable Rate, 6/1/28 (1) (2)	3,392,040
5,000	Puerto Rico, Variable Rate, 1/1/24 (2) (3)	6,090,200
		$40,075,943

Health Care - Miscellaneous — 3.3%
2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	2,853,393
1,167	Osceola County, FL, IDA, Community Provider Pooled Loan-93, 7.75%, 7/1/17	1,174,130
2,280	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	2,365,815
1,175	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,227,274

$972	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	$1,015,038
2,121	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	2,236,644
1,784	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,909,761
334	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	357,645
760	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	795,893
2,105	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	2,157,646
884	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	927,507
1,767	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,860,794
530	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	559,251
		$19,440,791

Hospital — 5.7%
2,500	California Health Facilities Authority, (Cedars Sinai Medical Center), Variable Rate, 12/1/34 (2) (3)	2,896,750
2,220	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	2,103,605
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,038,070
7,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.375%, 7/1/23	7,155,750
2,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	2,041,940
2,000	New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28	1,834,320

$2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	$2,246,060
1,025	Oklahoma Development Finance Authority, (Hillcrest Healthcare), 5.00%, 8/15/08	1,117,763
1,500	Oklahoma Development Finance Authority, (Hillcrest Healthcare), 5.20%, 8/15/11	1,671,735
1,500	Oklahoma Development Finance Authority, (Hillcrest Healthcare), 5.75%, 8/15/12	1,708,485
4,685	Oklahoma Development Finance Authority, (Hillcrest Medical Center), 5.625%, 8/15/29	5,289,834
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,399,462
875	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (5)	207,375
5,900	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (5)	1,398,300
		$33,109,449

Housing — 4.9%
450	Atlanta, GA, Urban Residential Finance Authority, (New Community John Hope Project), (AMT), 7.25%, 6/1/07	458,145
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19	4,309,600
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	2,546,525
455	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 9.50%, 8/15/05	454,158
1,800	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,758,618
480	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	467,986
3,775	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19	3,045,028
1,500	Maricopa County, AZ, IDA, (National Health Facilities II), 6.625%, 7/1/33	1,134,420
2,320	Maricopa County, AZ, IDA, (National Health Facilities II), 8.00%, 1/1/34	1,672,627
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/09	5,608,300

$3,235	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$2,892,122
1,420	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,255,323
1,020	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	1,004,731
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31	1,804,460
		$28,412,043

Industrial Development Revenue — 17.9%
2,329	Abia Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	2,139,385
3,065	Abia Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,349,616
4,500	Alabama IDA, Solid Waste Disposal, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	4,538,205
9,095	Alliance Airport Authority, TX, (American Airlines), (AMT), 7.50%, 12/1/29	5,835,352
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (5)	265,000
3,900	Carbon County, UT, (Laidlaw Environmental Services Inc.), (AMT), 7.45%, 7/1/17	3,951,519
6,810	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (AMT), 7.625%, 11/1/21	2,247,300
1,665	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., DRIVERS, Variable Rate, 11/1/18 (1) (2)	2,149,698
12,480	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (5)	8,985,600
7,750	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	7,752,325
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	453,884
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,712,069
4,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,192,840
5,200	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	4,018,092
6,365	Indianapolis, IN, Airport Authority, (United Airlines), (AMT), 6.50%, 11/15/31 (5)	700,124
3,930	Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	4,125,007

$750	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	$488,813
5,350	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21	3,593,274
1,000	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20	701,620
2,730	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,549,219
655	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	663,712
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,327,157
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,237,990
505	New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06	494,304
13,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,444,760
3,000	New Jersey EDA, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,337,870
4,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (5)	3,880,000
500	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (5)	401,875
5,995	New York City, NY, Industrial Development Agency, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	4,538,755
2,000	Perry County, KY, TJ International Inc., (AMT), 6.55%, 4/15/27 (6)	2,096,340
3,200	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	2,409,952
7,565	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	4,668,286
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	529,427
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), 6.875%, 10/1/26	3,169,200
		$103,948,570

Insured-Electric Utilities — 1.1%
3,600	Memphis, TN, Electric System, (MBIA), Variable Rate, 12/1/11 (1) (2)	4,853,664
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7/1/29 (1) (2)	1,775,115
		$6,628,779

Insured-General Obligations — 2.9%
$1,000	California, Residual Certificates, (AMBAC), Variable Rate, 10/1/30 (1) (2)	$1,261,150
1,520	California, RITES, (AMBAC), Variable Rate, 2/1/23 (1) (2)	1,829,974
4,460	Egg Harbor Township, NJ, School District, (FSA), 5.50%, 7/15/23	5,209,102
1,580	Mississippi, (FSA), Variable Rate, 11/1/21 (1) (2)	2,302,755
4,900	Puerto Rico, (FSA), Variable Rate, 7/1/27 (1) (2)	6,390,727
		$16,993,708

Insured-Hospital — 0.6%
2,415	California Statewide Communities Development Authority, (Sutter Health), Residual Certificates, (FSA), Variable Rate, 8/15/27 (1) (2)	3,219,895
		$3,219,895

Insured-Miscellaneous — 1.9%
10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	3,374,866
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	2,829,600
4,500	Harris County-Houston, TX, Sports Authority, (MBIA), 5.25%, 11/15/40	4,640,895
		$10,845,361

Insured-Transportation — 3.7%
6,735	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	6,806,458
2,985	Monroe County, NY, Airport Authority, (MBIA), DRIVERS, (AMT), Variable Rate, 1/1/18 (2) (3)	4,007,960
2,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 1/1/30 (1) (2)	2,512,680
3,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7/1/32 (1) (2)	3,309,360
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,136,600
		$21,773,058

Insured-Water and Sewer — 0.4%
2,550	Connecticut Development Authority, Aquarion Water, RITES, (XLCA), Variable Rate, 7/1/07 (1) (2)	2,571,318
		$2,571,318

Lease Revenue/Certificates of Participation — 0.2%
1,330	New Jersey EDA, (School Facilities), Variable Rate, 6/15/28 (1) (2)	1,411,050
		$1,411,050

Nursing Home — 3.9%
$3,260	Bell County, TX, (Heritage Oaks Healthcare), 6.70%, 6/1/29	$1,025,922
2,960	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	3,070,230
2,300	Colorado HFA, (Volunteers of America), 5.75%, 7/1/20	2,172,741
3,600	Colorado HFA, (Volunteers of America), 5.875%, 7/1/28	3,325,536
1,100	Colorado HFA, (Volunteers of America), 6.00%, 7/1/29	988,086
2,500	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,508,350
1,180	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	972,001
1,860	Ohio HFA, Retirement Rental Housing, (Encore Retirement Partners), 6.75%, 3/1/19	1,619,204
3,838	Tarrant County, TX, Health Facilities Authority, 8.00%, 9/1/25 (5)	111,299
1,475	Tarrant County, TX, Health Facilities Authority, (3927 Foundation), 10.125%, 9/1/09 (5)	14,751
4,328	Tarrant County, TX, Health Facilities Authority, (3927 Foundation), 10.25%, 9/1/19 (5)	43,284
3,130	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	3,145,243
3,685	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,486,342
		$22,482,989

Other Revenue — 12.6%
6,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	6,154,380
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	1,099,440
3,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 11.00%, 10/1/20	3,044,520
4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	5,007,393
9,000	Capital Trust Agency, FL, (Seminole Tribe Convention), 10.00%, 10/1/33	11,104,470

$5,375	Golden Tobacco Securitization Corp., CA, 5.50%, 6/1/33	$5,716,743
2,295	Golden Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,198,381
9,125	Golden Tobacco Securitization Corp., CA, Variable Rate, 6/1/33 (2) (3)	10,285,426
3,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 6/1/31 (2) (3)	3,743,883
2,077	Pueblo of Santa Ana, NM, 15.00%, 4/1/24	2,096,123
1,200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10/1/32 (1) (2)	1,775,856
2,000	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	2,067,360
2,482	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,499,677
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	13,090,111
3,525	Tobacco Settlement Financing Corp., NJ, Variable Rate, 6/1/39 (2) (3)	3,390,380
		$73,274,143

Senior Living / Life Care — 7.7%
7,740	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	7,629,008
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (7)	1,993,725
1,000	Chester, PA, IDA, (Senior Life-Choice of Kimberton), (AMT), 8.50%, 9/1/25	1,037,180
3,500	Delaware County, PA, (White Horse Village), 7.30%, 7/1/14	3,602,340
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/13	466,190
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/13	444,920
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/14	422,770
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/14	403,390
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/15	382,960
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/15	364,530
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/16	346,950
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/16	330,160
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/17	314,090
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/17	298,920

$1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/18	$284,440
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/18	270,620
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/19	257,540
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/19	245,020
1,860	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,869,058
3,465	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	3,567,945
7,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,629,775
5,165	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	4,924,104
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	5,069,051
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33	3,698,985
		$44,853,671

Special Tax Revenue — 3.3%
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,300,458
3,355	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,580,993
2,350	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,362,620
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	4,002,882
2,325	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	2,379,475
2,500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	2,517,650
2,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,053,240
		$19,197,318

Transportation — 5.6%
925	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	902,513
1,375	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,330,560
400	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	407,784
5,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 6/15/17 (2) (3)	5,926,750
3,500	Port Authority of New York and New Jersey, 5.00%, 9/1/38	3,583,685
19,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	20,489,420
		$32,640,712

Total Tax-Exempt Investments — 96.8% (identified cost $560,524,685)	$562,958,679

Other Assets, Less Liabilities — 3.2%	$18,736,138
Net Assets— 100.0%	$581,694,817

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

At October 31, 2004, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.3%
Others, representing less than 10% individually	82.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2004, 11.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 5.2% of total investments.

(1)           Security has been issued as a leveraged inverse floater bond.

(2)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the aggregate value of the securities is $82,913,911 or 14.3% of the Fund’s net assets.

(3)                                  Security has been issued as an inverse floater bond.

(4)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)                                  Defaulted bond.

(6)                                  Security (or a portion thereof) has been segregated to cover swap contracts.

(7)                                  The Fund is receiving only partial interest payments on this security.

A summary of financial statements at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	1,050 U.S Treasury Note	Short	$(117,374,054)	$(119,240,625)	$(1,866,571)
12/04	1,000 U.S Treasury Bond	Short	(111,347,313)	(113,843,750)	(2,496,437)
					(4,363,008)

Swap Agreements outstanding at October 31, 2004:

The Fund has entered into an interest rate swap agreement with Morgan Stanley Capital Services Inc. whereby the Fund will make semi-annual payments at a rate equal to 5.12250% on the current notional amount of $25,000,000.  The effective date of the swap is February 7, 2005.  In exchange, the Fund will receive quarterly payments equal to the three-month LIBOR on the same notional amount.  The value of the contract, which terminates on February 7, 2015 is recorded as a payable for open swap contracts of $1,132,028 at October 31, 2004.

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$559,835,128
Gross unrealized appreciation	$36,997,768
Gross unrealized depreciation	(33,874,217)
Net unrealized appreciation	$3,123,551

Kansas Municipals Fund	as of October 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal Amount (000’s omitted)	Security	Value

Escrowed / Prerefunded — 9.4%
$500	Johnson County, Unified School District #229, Prerefunded to 10/1/05, 5.00%, 10/1/16	514,630
550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	615,263
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	278,851
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	638,290
		$2,047,034

Hospital — 6.1%
250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	259,810
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	517,490
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	545,085
		$1,322,385

Housing — 0.5%
105	Puerto Rico Housing Finance Corp., 7.50%, 4/1/22	105,384
		$105,384

Industrial Development Revenue — 1.7%
350	Wyandotte County & Kansas City Unified Government Pollution, (General Motors Corp.), 6.00%, 6/1/25	369,449
		$369,449

Insured-Education — 3.6%
100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	111,719

1

$550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	$302,934
350	Washburn University, Topeka, (Living Learning Center), (AMBAC), 5.00%, 7/1/29	361,501
		$776,154

Insured-Electric Utilities — 7.4%
250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	264,207
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,065,480
250	Pratt, Electric System, (AMBAC), 5.25%, 5/1/18	276,545
		$1,606,232

Insured-Escrowed/Prerefunded — 10.2%
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	542,200
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	286,418
230	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 7/1/32 (1) (2)	317,623
250	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/05, 6.15%, 11/1/09	260,853
230	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/05, 6.15%, 11/1/10	239,984
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	577,170
		$2,224,248

Insured-General Obligations — 23.3%
250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	269,378
250	Butler and Sedgwick County, Unified School District #385, (FSA), 5.40%, 9/1/18	276,175
500	Dodge, Ford County Unified School District #443, (FGIC), 4.20%, 9/1/17	511,665
750	Johnson & Miami Counties, Unified School District #230, (FGIC), 4.00%, 9/1/19	743,753

2

$200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	$244,556
250	Johnson County, Unified School District #232, (FSA), 4.75%, 9/1/19	265,400
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	354,270
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	518,685
80	Puerto Rico, (MBIA), Variable Rate, 7/1/20 (1) (2)	124,230
750	Scott County, Unified School District #466, (FGIC), 5.00%, 9/1/22	793,020
500	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	426,025
500	Sedgwick County, Unified School District #267, (AMBAC), 5.00%, 11/1/19	538,995
		$5,066,152

Insured-Hospital — 13.8%
250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	261,085
250	Kansas Development Finance Authority, (Hays Medical Center, Inc.), (MBIA), 5.50%, 11/15/22	268,528
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	510,450
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	517,685
500	Kansas Development Finance Authority, (Stormont Vail Healthcare), (MBIA), 5.80%, 11/15/11	538,130
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	638,454
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	260,070
		$2,994,402

Insured-Housing — 1.2%
250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	260,990
		$260,990

Insured-Industrial Development Revenue — 1.2%
250	Wyandotte County & Kansas City Unified Government Utility System), (MBIA), 5.00%, 5/1/21	263,098
		$263,098

3

Insured-Lease Revenue / Certificates of Participation — 3.2%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21 (3)	$530,685
120	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6/1/24 (1) (2)	160,309
		$690,994

Insured-Special Tax Revenue — 2.8%
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7/1/28 (1) (2)	599,844
		$599,844

Insured-Transportation — 6.2%
440	Kansas Turnpike Authority, (AMBAC), Variable Rate, 9/1/18 (1) (2)	444,343
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	785,850
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7/1/32 (1) (2)	110,312
		$1,340,505

Insured-Water and Sewer — 5.9%
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	522,830
500	Topeka, Water Pollution Control Utility System, (FGIC), 5.40%, 8/1/31	537,375
200	Wellington Electric, Waterworks, and Sewer Utilities System, (AMBAC), 5.20%, 5/1/23	214,104
		$1,274,309

Water and Sewer — 1.0%
200	Kansas Development Finance Authority, 5.00%, 11/1/21	211,176
		$211,176

Total Tax-Exempt Investments — 97.5% (identified cost $19,593,050)		$21,152,356

Other Assets, Less Liabilities — 2.5%		$533,900
Net Assets— 100.0%		$21,686,256

4

AMBAC	-	AMBAC Financial Group, Inc.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Kansas municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at October 31, 2004, 80.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.5% to 25.6% of total investments.

(1)                                  Security has been issued as a leveraged inverse floater bond.

(2)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At October 31, 2004, the aggregate value of the securities is $1,756,661 or 8.1% of the Fund’s net assets.

(3)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at October 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	29 U.S. Treasury Bond	Short	$(3,229,072)	$(3,301,469)	$(72,397)
12/04	30 U.S. Treasury Note	Short	(3,372,170)	(3,406,875)	(34,705)
					$(107,102)

Swap Agreements outstanding at October 31, 2004

The Fund has entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Fund will make semi-annual payments at a fixed rate equal to 5.1225% on the current notional amount of $1,000,000.  The effective date of the swap is February 7, 2005.  In exchange, the Fund will receive quarterly payments at a rate equal to the three-month LIBOR on the same notional amount.  The value of the contract, which terminates February 7, 2015, is recorded as a payable for open swap contracts of $45,281 at October 31, 2004.

At October 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$19,529,709
Gross unrealized appreciation	$1,622,647
Gross unrealized depreciation
Net unrealized appreciation	$1,622,647

6

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	December 20, 2004

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	December 20, 2004